New and amended standards adopted by the Group (Details)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description	(I) COVID-19-Related Rent Concessions
Insurance contracts deferral [member]
IfrsStatementLineItems [Line Items]
Standard	Amendments to IFRS 4
Description	Insurance Contracts – deferral of IFRS 9
Effective date	Jan. 01, 2021
Interest rate benchmark reform [member]
IfrsStatementLineItems [Line Items]
Standard	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Description	Interest Rate Benchmark Reform – Phase 2
Effective date	Jan. 01, 2021
Amendments to IFRS 16 [member]
IfrsStatementLineItems [Line Items]
Standard	Amendments to IFRS 16
Description	(I) COVID-19-Related Rent Concessions (II) COVID-19-Related Rent Concessions beyond June 30, 2021
Effective date	Jan. 01, 2021
IAS 38 [member]
IfrsStatementLineItems [Line Items]
Standard	IAS 38
Description	Configuration or Customisation Costs in a Cloud Computing Arrangement (IAS 38 Intangible Assets)
Effective date	Jan. 01, 2021
IAS 19 [member]
IfrsStatementLineItems [Line Items]
Standard	IAS 19
Description	Attributing Benefit to Periods of Service (IAS 19 Employee Benefits)
Effective date	Jan. 01, 2021